SCHEDULE OF CONVERTIBLE NOTES (Details)	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2022 USD ($) $ / shares	Mar. 31, 2022 USD ($) Trading $ / shares shares	Jun. 30, 2021 USD ($) Trading $ / shares shares	Jun. 30, 2020 USD ($)
Short-Term Debt [Line Items]
Convertible debt			$ 4,123,923
Interest rate	4.00%	4.00%
Convertible Debt One [Member]
Short-Term Debt [Line Items]
Debt instrument, convertible, percentage of stock price trigger		50.00%
Convertible Debt One [Member] | Conversion Price of 50% [Member]
Short-Term Debt [Line Items]
Convertible debt			$ 541,051	$ 1,931,806
Due date		Range from 05/13/2017 to 01/20/2022	05/13/2017 to 01/20/2022
Conversion terms		Conversion price equal to fifty percent	Conversion price equal to fifty percent (50%) of the lowest trading price during the twenty (20) trading day period prior to the date of conversion - $0.0018 and at June 30, 2021, convertible into 133.9 million shares not including interest.
Debt instrument, convertible, percentage of stock price trigger	50.00%		50.00%
Debt instrument, convertible, threshold trading days | Trading		20	20
Debt instrument, convertible, conversion price | $ / shares			$ 0.0018
Debt conversion amount | shares			133,900,000
Convertible Debt One [Member] | Conversion Price of 50% [Member] | Minimum [Member]
Short-Term Debt [Line Items]
Interest rate	3.85%	3.85%	3.85%
Convertible Debt One [Member] | Conversion Price of 50% [Member] | Maximum [Member]
Short-Term Debt [Line Items]
Interest rate	22.00%	22.00%	22.00%
Convertible Debt Two [Member] | Conversion Price of 75% [Member]
Short-Term Debt [Line Items]
Convertible debt				332,154
Due date			06/09/2017
Interest rate			18.00%
Conversion terms			Conversion price equal to seventy five percent (75%) of the lowest trading price during the five (5) trading day period prior to the date of conversion - $0.0046 and at June 30, 2021, convertible into 65.9 million shares not including interest.
Debt instrument, convertible, percentage of stock price trigger			75.00%
Debt instrument, convertible, threshold trading days | Trading			5
Debt instrument, convertible, conversion price | $ / shares			$ 0.0046
Debt conversion amount | shares			65,900,000
Convertible Debt Two [Member] | Conversion Price of 0.01 [Member]
Short-Term Debt [Line Items]
Convertible debt	$ 2,400,639	$ 2,400,639	$ 3,288,241
Due date		06/15/2023
Interest rate	8.00%	8.00%
Conversion terms		Conversion price equal to $0.01. At March 31, 2022, convertible into 240 million shares not including interest
Debt instrument, convertible, conversion price | $ / shares	$ 0.01	$ 0.01
Debt conversion amount | shares		240
Convertible Debt Three [Member]
Short-Term Debt [Line Items]
Conversion terms		Conversion price equal to $0.01. At March 31, 2022, convertible into 106.7 million shares not including interest
Convertible Debt Three [Member] | Conversion Price of 50% [Member]
Short-Term Debt [Line Items]
Convertible debt				165,000
Due date			Range from 01/27/2018 to 11/15/2019
Conversion terms			Conversion price equal to fifty percent (50%) of the lowest trading price during the five (5) trading day period prior to the date of conversion - $0.0024 and at June 30, 2021, convertible into zero shares not including interest.
Debt instrument, convertible, percentage of stock price trigger			50.00%
Debt instrument, convertible, threshold trading days | Trading			5
Debt instrument, convertible, conversion price | $ / shares			$ 0.0024
Convertible Debt Three [Member] | Conversion Price of 50% [Member] | Minimum [Member]
Short-Term Debt [Line Items]
Interest rate			18.00%
Convertible Debt Three [Member] | Conversion Price of 50% [Member] | Maximum [Member]
Short-Term Debt [Line Items]
Interest rate			22.00%
Convertible Debt Three [Member] | Conversion Price of 0.01 One [Member]
Short-Term Debt [Line Items]
Convertible debt	$ 1,066,654	$ 1,066,654
Due date		07/01/2023
Interest rate	8.00%	8.00%
Debt instrument, convertible, conversion price | $ / shares	$ 0.01	$ 0.01
Debt conversion amount | shares		106,700,000
Convertible Debt Four [Member] | Conversion Price of 0.01 [Member]
Short-Term Debt [Line Items]
Convertible debt			$ 3,288,241
Due date			06/15/2023
Interest rate			8.00%
Conversion terms			Conversion price equal to $0.01 and at June 30, 2021, convertible into 328.8 million shares not including interest.
Debt instrument, convertible, conversion price | $ / shares			$ 0.01
Debt conversion amount | shares			328,800,000
Convertible Debt Four [Member] | Conversion Price of 0.01 [Member] | Minimum [Member]
Short-Term Debt [Line Items]
Interest rate			4.00%
Convertible Debt Four [Member] | Conversion Price of 0.01 [Member] | Maximum [Member]
Short-Term Debt [Line Items]
Interest rate			10.00%
Convertible Debt Four [Member] | Conversion Price of 0.015 [Member]
Short-Term Debt [Line Items]
Convertible debt	$ 25,000	$ 25,000	$ 375,000
Due date		Range from 12/23/2022 to 04/22/2023
Conversion terms		Conversion price equal to $0.015. At December 31, 2021, $350,000 was converted into 23.3 million shares, excluding interest
Debt instrument, convertible, conversion price | $ / shares	$ 0.015	$ 0.015
Debt conversion amount | shares		350,000
Debt conversion amount		$ 23,300,000
Convertible Debt Four [Member] | Conversion Price of 0.015 [Member] | Minimum [Member]
Short-Term Debt [Line Items]
Interest rate	4.00%	4.00%
Convertible Debt Four [Member] | Conversion Price of 0.015 [Member] | Maximum [Member]
Short-Term Debt [Line Items]
Interest rate	10.00%	10.00%
Convertible Debt Five [Member] | Conversion Price of 0.01 [Member]
Short-Term Debt [Line Items]
Convertible debt			$ 375,000
Due date			Range from 04/22/2023 to 12/23/2022
Conversion terms			Conversion price equal to $0.015 (the Qualified Regulation A Offering Subscription Price), and at June 30, 2021, convertible into 23.33 million shares not including interest.
Debt instrument, convertible, conversion price | $ / shares			$ 0.015
Debt conversion amount | shares			23,330,000
Convertible Notes [Member]
Short-Term Debt [Line Items]
Convertible debt	$ 3,492,293	$ 3,492,293	$ 4,204,292	$ 2,428,960
Convertible debt discount			$ (80,369)